United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 98.1%
	Arizona – 6.3%
$2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2017	2,281,540
1,000,000	Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 7/1/2012	1,068,100
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC Assurance Corporation INS), 7/1/2017	2,204,260
2,000,000	Tucson, AZ Street & Highway, Junior Lien Revenue Bonds (Series 1994-E (2000)), 6.75% (National Public Finance Guarantee Corporation INS), 7/1/2013	2,229,380
	TOTAL	7,783,280
	Arkansas – 1.7%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,000,220
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,128,050
	TOTAL	2,128,270
	California – 4.3%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,074,978
1,000,000	La Canada, CA USDT, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,096,490
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,125,970
	TOTAL	5,297,438
	Colorado – 5.0%
1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,052,900
900,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2016	1,000,476
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2022	1,438,211
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,171,150
1,465,000	Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (Assured Guaranty Municipal Corp. INS), 12/1/2012	1,521,622
	TOTAL	6,184,359
	Connecticut – 3.4%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,209,228
	District of Columbia – 2.0%
2,125,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,458,625
	Florida – 3.4%
1,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2010B), 5.00%, 10/1/2030	953,120
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,196,531
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (Assured Guaranty Municipal Corp. INS 8/1/2015@100), 8/1/2019	1,062,015
	TOTAL	4,211,666
	Georgia – 2.8%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,160,510
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,273,740
	TOTAL	3,434,250
	Illinois – 5.9%
1,000,000	Illinois Department Central Management Services, COP, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,003,400
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,095,860
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	1,032,690
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,162,400

Principal Amount		Value
$1,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.25% (Original Issue Yield: 5.32%), 6/1/2020	980,540
	TOTAL	7,274,890
	Iowa – 0.8%
1,000,000	Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	957,270
	Louisiana – 1.2%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC Assurance Corporation INS), 6/1/2018	1,434,930
	Maryland – 3.7%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,320,700
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,261,020
	TOTAL	4,581,720
	Massachusetts – 4.6%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,304,200
1,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series 2006B), 5.25%, 7/1/2018	1,177,940
2,000,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	2,099,380
	TOTAL	5,581,520
	Michigan – 1.3%
1,500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series I), 5.00% TOBs (AMBAC Assurance Corporation INS), Mandatory Tender, 10/15/2011	1,533,045
	Minnesota – 0.7%
725,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2021	831,510
	Nebraska – 1.3%
1,365,000	Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,570,460
	Nevada – 0.9%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,130,415
	New Jersey – 6.5%
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,071,060
2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,136,780
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,710,500
1,925,000	New Jersey Turnpike Authority, Revenue Bonds (Series A)/(National Public Finance Guarantee Corporation INS), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,113,958
	TOTAL	8,032,298
	New Mexico – 3.7%
3,075,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,486,681
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,084,120
	TOTAL	4,570,801
	New York – 2.6%
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,128,420
1,000,000	New York State HFA, Revenue Bonds (Series A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 9/15/2023	1,052,420
	TOTAL	3,180,840
	North Carolina – 2.7%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,034,770
1,950,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00% (United States Treasury PRF 3/1/2015@100), 3/1/2020	2,222,454
50,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	55,274
	TOTAL	3,312,498
	Ohio – 5.9%
1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,254,661

Principal Amount		Value
$2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,131,360
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,633,512
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2011A), 5.25%, 9/1/2023	2,226,240
	TOTAL	7,245,773
	Oregon – 1.7%
1,775,000	Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,040,913
	Pennsylvania – 7.3%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,706,193
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.25%, 3/1/2022	2,114,840
3,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105B), 4.25%, 4/1/2024	2,955,480
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,144,320
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,038,320
	TOTAL	8,959,153
	Puerto Rico – 1.7%
1,000,000	Commonwealth of Puerto Rico, UT GO (Series A), 5.25%, 7/1/2022	984,830
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,135,480
	TOTAL	2,120,310
	South Carolina – 1.8%
2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(Assured Guaranty Municipal Corp. INS), 8/15/2016	2,166,400
	Texas – 9.4%
1,430,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,606,162
1,500,000	Lower Colorado River Authority, TX, Revenue Refunding Bonds, 5.75%, 5/15/2028	1,557,135
2,000,000	North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC Assurance Corporation INS), 8/15/2017	2,114,960
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,065,610
2,000,000	Southwest Higher Education Authority, Inc., TX, Higher Education Revenue Bonds (Series 2010), 5.00% (Southern Methodist University), 10/1/2030	2,030,380
1,000,000	Spring, TX ISD, UT GO Refunding Bonds (Series 2008A), 5.00% (PSFG GTD), 8/15/2016	1,150,910
1,835,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Original Issue Yield: 6.015%), 12/15/2017	1,952,733
	TOTAL	11,477,890
	Utah – 1.7%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,065,670
1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,014,320
	TOTAL	2,079,990
	Washington – 1.9%
2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,350,757
	Wisconsin – 1.9%
2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.25% (Wisconsin State), 5/1/2020	2,270,300
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $116,753,975)	120,410,799
	SHORT-TERM MUNICIPALS – 2.9%;1
	Michigan – 1.5%
1,850,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/3/2011	1,850,000
	New York – 1.4%
1,600,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 0.230%, 3/1/2011	1,600,000

Principal Amount		Value
$100,000	New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.220%, 3/1/2011	100,000
	TOTAL	1,700,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,550,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $120,303,975)[2]	123,960,799
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[3]	(1,284,820)
	TOTAL NET ASSETS — 100%	$122,675,979

At February 28, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At February 28, 2011, the cost of investments for federal tax purposes was $120,303,975. The net unrealized appreciation from investments was $3,656,824. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,324,862 and net unrealized depreciation from investments for those securities having an excess of cost over value of $668,038.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
USDT	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011